Rule 497(e)

Registration Nos. 333-168727 and 811-22452

Fund First Trust Series Fund

FIRST TRUST/CONFLUENCE SMALL CAP VALUE FUND

(the “Fund”)

SUPPLEMENT TO THE FUND’S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

Dated JUNE 7, 2021

Notwithstanding anything to the contrary in the Fund’s prospectus or statement of additional information, Chris Stein is no longer a portfolio manager of the Fund.

Please Keep this Supplement with your Fund’S Prospectus

AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE.